MARKETABLE SECURITIES - Contractual Maturities of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized Cost
Due within one year	$ 0
Due after one year through five years	6,158
Due after five years through ten years	12,665
Due after ten years	7,746
Available-for-sale debt securities, amortized cost basis	235,849
Estimated Fair Value
Due within one year	0
Due after one year through five years	6,129
Due after five years through ten years	12,708
Due after ten years	7,546
Available-for-sale debt securities, estimated fair value	232,372
Amortized Cost
Due within one year	2,663
Due after one year through five years	5,769
Due after five years through ten years	42,711
Due after ten years	95,353
Amortized Cost	174,684	$ 189,371
Estimated Fair Value
Due within one year	2,665
Due after one year through five years	5,849
Due after five years through ten years	43,903
Due after ten years	96,105
Held-to-maturity securities, estimated fair value	176,790	$ 186,155
Mortgage-backed securities
Amortized Cost
Available-for-sale securities without single maturity date	92,471
Estimated Fair Value
Available-for-sale securities without single maturity date	90,678
Amortized Cost
Held-to-maturity securities, without single maturity date	22,026
Estimated Fair Value
Held-to-maturity securities, without single maturity date	21,995
Collateralized mortgage obligations
Amortized Cost
Available-for-sale securities without single maturity date	116,809
Estimated Fair Value
Available-for-sale securities without single maturity date	115,311
Amortized Cost
Held-to-maturity securities, without single maturity date	6,162
Estimated Fair Value
Held-to-maturity securities, without single maturity date	$ 6,273